STOCKHOLDERS' EQUITY (Details)									12 Months Ended
	Nov. 29, 2022 shares	Jun. 29, 2022 shares	May 27, 2022 shares	Feb. 28, 2022 shares	Nov. 29, 2021 shares	Aug. 13, 2021 shares	May 27, 2021 shares	Feb. 23, 2021 shares	Dec. 31, 2022 Vote shares	Dec. 31, 2021 shares
STOCKHOLDERS' EQUITY
Number of votes, common shares | Vote									1
Preferred shares, outstanding (in shares)									0	0
Preferred stock available for issuance									10,000,000
Issuance of common stock to vendor (in shares)	35,714	360,000	22,473	12,500	12,500	60,000	25,000	50,000
Term Of Internet Advertising Agreement		1 year